Annual Fund Operating Expenses - AB Government Money Market Portfolio	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2024
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.21%	[2],[3]
Class AB
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.21%	[2],[3]
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.24%	[2],[3]
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.10%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.31%	[2],[3]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.49%	[2],[3]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.99%	[2],[3]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.23%	[2],[3]

[1]	Amount is equal to less than .005%.
[2]
Restated to reflect current Total Annual Portfolio Operating Expenses. Effective September 1, 2024, the Adviser discontinued a contractual agreement with AB Fixed-Income Shares, Inc., on behalf of the Portfolio, to waive .05% of the Portfolio’s Management Fee upon the expiration of the term of the agreement on August 31, 2024.

[3]
The Total Annual Portfolio Operating Expenses will not correlate to the Portfolio’s ratio to average net assets of expenses, net of waivers/reimbursements, included in the Portfolio’s Financial Highlights, which reflect voluntary expense reimbursements made by the Adviser to the Portfolio. Such voluntary reimbursements may be discontinued at any time.